Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 95,602	¥ 169,405	¥ 57,341
Intangible assets	¥ 3,631,560	4,274,682	4,269,657
Reversal of impairment losses		¥ 35,686
Discount rate (Post-tax)
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	5.80%	7.20%
ALOFISEL
Disclosure of detailed information about intangible assets [line items]
Impairment losses		¥ 73,979
EXKIVITY
Disclosure of detailed information about intangible assets [line items]
Impairment losses		¥ 28,477
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 163,392		¥ 20,545